Summary of Significant Accounting Policies (Details) - USD ($)					3 Months Ended	9 Months Ended	12 Months Ended
	Jan. 06, 2023	Jul. 14, 2022	Sep. 05, 2021	Jul. 22, 2021	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2022
Summary of Significant Accounting Policies
Investments held in the Trust Account						$ 80,002,777	$ 9,835,409
Federal Depository Insurance Coverage							$ 250,000
Ordinary shares subject to possible redemption, shares outstanding					856,042	8,000,000	953,033
Unrecognized tax benefits					$ 0		$ 0
Unrecognized tax benefits accrued for interest and penalties					0	$ 0
Provision for income taxes					$ 0		$ 0
Anti-dilutive securities attributable to warrants (in shares)					9,400,000		9,400,000
Offering costs						125,039
Subsequent measurement of ordinary shares subject to redemption				$ 6,793,210
Number of shares issued							2,000,000
Redemption of ordinary shares	96,991
Cash withdrawn from Trust Account in connection with redemption	$ 1,004,600						$ 70,573,278
Funds deposited in trust account						80,000,000	188,700
Additional Paid-in Capital
Summary of Significant Accounting Policies
Offering costs						125,039
Subsequent measurement of ordinary shares subject to redemption				5,371,731
Accumulated Deficit
Summary of Significant Accounting Policies
Offering costs						0
Subsequent measurement of ordinary shares subject to redemption				$ 1,421,479	$ 261,713		308,687
Ordinary Shares Subject To Possible Redemption
Summary of Significant Accounting Policies
Offering costs						$ 1,933,210
Redemption of ordinary shares		7,046,967
Cash withdrawn from Trust Account in connection with redemption	$ 96,991	$ 70,573,278
Redemption price per share		$ 31,450
Funds deposited in trust account					128,407		188,700
Accretion of cash into trust account					261,713
Interest income on trust deposits					133,306		119,987
Interest generating deposits in trust account					$ 100,000		$ 100,000
Founder shares
Summary of Significant Accounting Policies
Number of shares issued			2,000,000		2,000,000		2,000,000